Average Annual Total Returns - FidelityAdvisorConservativeIncomeBondFund-ClassAIZ-PRO - FidelityAdvisorConservativeIncomeBondFund-ClassAIZ-PRO - Fidelity Conservative Income Bond Fund	May 19, 2023
Fidelity Conservative Income Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	1.26%
Past 5 years	1.44%
Past 10 years	1.11%
Fidelity Conservative Income Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	0.58%
Past 5 years	0.81%
Past 10 years	0.63%
Fidelity Conservative Income Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	0.74%
Past 5 years	0.83%
Past 10 years	0.64%
LB151
Average Annual Return:
Past 1 year	1.31%
Past 5 years	1.31%
Past 10 years	0.82%